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
                  AIM EQUITY FUNDS                                              AIM FUNDS GROUP

      AIM Aggressive Growth Fund - Class A, B,                      AIM Balanced Fund - Class A, B, C and R
                       C and R                                    AIM Basic Balanced Fund - Class A, B and C
    AIM Constellation Fund - Class A, B, C and R                  Supplement dated December 16, 2003 to the
     AIM Dent Demographic Trends Fund - Class A,                 Prospectus dated May 1, 2003, as supplemented
                       B and C                                        August 14, 2003, September 30, 2003,
     AM Emerging Growth Fund - Class A, B and C                     November 10, 2003, December 5, 2003 and
    AIM Mid Cap Growth Fund - Class A, B, C and R                              December 12, 2003
      AIM Weingarten Fund - Class A, B, C and R
      Supplement dated December 16, 2003 to the                 AIM Mid Cap Basic Value Fund - Class A, B and C
   Prospectus dated March 3, 2003, as supplemented               AIM Premier Equity Fund - Class A, B, C and R
        August 14, 2003, September 30, 2003,                       AIM Select Equity Fund - Class A, B and C
       November 10, 2003 and December 5, 2003                      Supplement dated December 16, 2003 to the
                                                                 Prospectus dated May 1, 2003, as supplemented
                                                                      August 14, 2003, September 30, 2003,
 AIM Capital Development Fund - Class A, B, C and R                  November 10, 2003 and December 5, 2003
      Supplement dated December 16, 2003 to the
  Prospectus dated March 3, 2003, as supplemented                 AIM European Small Company Fund - Class A, B
           June 12, 2003, August 14, 2003,                                           and C
        September 30, 2003, November 10, 2003                    AIM International Emerging Growth Fund - Class A,
                and December 5, 2003                                                B and C
                                                                AIM Small Cap Equity Fund - Class A, B, C and R
       AIM Charter Fund - Class A, B, C and R                       Supplement dated December 16, 2003 to the
      Supplement dated December 16, 2003 to the                  Prospectus dated May 1, 2003, as supplemented
  Prospectus dated March 3, 2003, as supplemented                        June 12, 2003, August 14, 2003,
         August 14, 2003, August 20, 2003,                           September 30, 2003, November 10, 2003
       September 30, 2003, November 10, 2003                                  and December 5, 2003
                and December 5, 2003
                                                                   AIM Global Value Fund - Class A, B and C
  AIM Diversified Dividend Fund - Class A, B and C                Supplement dated December 16, 2003 to the
      Supplement dated December 16, 2003 to the                 Prospectus dated May 1, 2003, as supplemented
   Prospectus dated May 2, 2003, as supplemented                 May 14, 2003, June 12, 2003, August 14, 2003,
   June 12, 2003, August 14, 2003, September 23,                     September 30, 2003, November 10, 2003
    2003, September 30, 2003, November 10, 2003                             and December 5, 2003
                and December 5, 2003
                                                                     AIM Balanced Fund - Institutional Class
  AIM Blue Chip Fund - Investor Class, Class A, B,                AIM Premier Equity Fund - Institutional Class
                    C and R                                        Supplement dated December 16, 2003 to the
  AIMLarge Cap Basic Value Fund - Investor Class,                 Prospectus dated May 1, 2003, as supplemented
               Class A, B, C and R                                     August 14, 2003, November 10, 2003,
                                                                     December 5, 2003 and December 15, 2003
    AIM Large Cap Growth Fund - Investor Class,
                 Class A, B, C and R                                         AIM GROWTH SERIES
      Supplement dated December 16, 2003 to the
Prospectus dated July 21, 2003 as revised October 1,              AIM Basic Value Fund - Class A, B, C and R
              2003 and as supplemented                          AIM Small Cap Growth Fund - Class A, B, C and R
       November 10, 2003 and December 5, 2003                      Supplement dated December 16, 2003 to the
                                                                 Prospectus dated May 1, 2003, as supplemented
  AIM Aggressive Growth Fund - Institutional Class                   August 14, 2003, September 30, 2003,
      AIM Blue Chip Fund - Institutional Class                      November 10, 2003 and December 5, 2003
 AIM Capital Development Fund - Institutional Class
       AIM Charter Fund - Institutional Class                      AIM Global Trends Fund - Class A, B and C
    AIM Constellation Fund - Institutional Class                   Supplement dated December 16, 2003 to the
      AIM Weingarten Fund - Institutional Class                Prospectus dated November 4, 2003 as supplemented
      Supplement dated December 16, 2003 to the                     November 10, 2003 and December 5, 2003
   Prospectus dated March 3, 2003, as supplemented
    May 1, 2003, June 12, 2003, August 14, 2003,              AIM Mid Cap Core Equity Fund - Class A, B, C and R
         August 20, 2003, November 10, 2003                       Supplement dated December 16, 2003 to the
                and December 5, 2003                            Prospectus dated May 1, 2003, as supplemented
                                                                      August 14, 2003, August 20, 2003,
               AIM FLOATING RATE FUND                               September 30, 2003, November 10, 2003
                    Class B and C                                            and December 5, 2003
      Supplement dated December 16, 2003 to the
    Prospectus dated May 1, 2003 as supplemented
         July 8, 2003, August 14, 2003 and
                  December 5, 2003

    AIM Basic Value Fund - Institutional Class                  AIM Money Market Fund - AIM Cash Reserve
AIM Mid Cap Core Equity Fund - Institutional Class              Shares, Class B, C, R and Investor Class
  AIM Small Cap Growth Fund - Institutional Class          AIM Municipal Bond Fund - Investor Class, Class A,
     Supplement dated December 16, 2003 to the                                  B and C
  Prospectus dated May 1, 2003, as supplemented             AIM Real Estate Fund - Investor Class, Class A, B
        August 14, 2003, August 20, 2003,                                         and C
      November 10, 2003 and December 5, 2003                       AIM Short Term Bond Fund - Class C
                                                              AIM Total Return Bond Fund - Class A, B and C
          AIM INTERNATIONAL MUTUAL FUNDS                        Supplement dated December 16, 2003 to the
                                                            Prospectus dated October 29, 2003 as supplemented
  AIM Asia Pacific Growth Fund - Class A, B and C                November 10, 2003 and December 5, 2003
     AIM European Growth Fund - Investor Class
                Class A, B, C and R                         AIM Limited Maturity Treasury Fund - Institutional
  AIM Global Aggressive Growth Fund - Class A, B                                 Class
                       and C                                    Supplement dated December 16, 2003 to the
     AIM Global Growth Fund - Class A, B and C              Prospectus dated October 29, 2003 as supplemented
AIM International Growth Fund - Class A, B, C and R              November 10, 2003 and December 5, 2003
     Supplement dated December 16, 2003 to the
        Prospectus dated November 25, 2003                           AIM SPECIAL OPPORTUNITIES FUNDS
         as supplemented December 5, 2003
                                                               AIM Opportunities I Fund - Class A, B and C
AIM International Growth Fund - Institutional Class           AIM Opportunities II Fund - Class A, B and C
    Supplement dated December 16, 2003 to the                 AIM Opportunities III Fund - Class A, B and C
        Prospectus dated November 25, 2003                      Supplement dated December 16, 2003 to the
         as supplemented December 5, 2003                    Prospectus dated March 3, 2003, as supplemented
                                                                  August 14, 2003, September 30, 2003,
               AIM INVESTMENT FUNDS                              November 10, 2003 and December 5, 2003

  AIM Developing Markets Fund - Class A, B and C                             AIM SUMMIT FUND
     Supplement dated December 16, 2003 to the
 Prospectus dated March 3, 2003, as supplemented                Supplement dated December 16, 2003 to the
  May 23, 2003, June 12, 2003, August 14, 2003,                      Prospectus dated March 3, 2003
      September 30, 2003, November 10, 2003                         as supplemented December 5, 2003
               and December 5, 2003
                                                                          AIM TAX-EXEMPT FUNDS
  AIM Global Health Care Fund - Class A, B and C
         AIM Libra Fund - Class A, B and C                  AIM High Income Municipal Fund -Class A, B and C
     Supplement dated December 16, 2003 to the                  Supplement dated December 16, 2003 to the
  Prospectus dated March 3, 2003, as supplemented            Prospectus dated July 21, 2003, as supplemented
       August 14, 2003, September 30, 2003,                       August 14, 2003, September 30, 2003,
      November 10, 2003 and December 5, 2003                     November 10, 2003 and December 5, 2003

  AIM Trimark Endeavor Fund - Class A, B, C and R          AIM Tax-Exempt Cash Fund - Investor Class, Class A
      AIM Trimark Fund - Class A, B, C and R                    Supplement dated December 16, 2003 to the
    AIM Trimark Small Companies Fund - Class A,                Prospectus dated July 21, 2003 as revised
                    B, C and R                                    October 1, 2003 and as supplemented
     Supplement dated December 16, 2003 to the                   November 10, 2003 and December 5, 2003
       Prospectus dated November 4, 2003 as
        supplemented November 10, 2003 and                   AIM Tax-Free Intermediate Fund - Class A and A3
                 December 5, 2003                               Supplement dated December 16, 2003 to the
                                                             Prospectus dated July 21, 2003, as supplemented
          AIM INVESTMENT SECURITIES FUNDS                          August 14, 2003, November 10, 2003
                                                                          and December 5, 2003
 AIM High Yield Fund - Investor Class, Class A, B,
                      and C
  AIM Income Fund - Investor Class, Class A, B, C
                       and R
AIM Intermediate Government Fund - Investor Class,
                Class A, B, C and R
AIM Limited Maturity Treasury Fund - Class A and A3

This supplement supercedes and replaces in its entirety, the supplement dated December 5, 2003.

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC proceeding, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of
Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG proceeding, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG proceeding alleges violation of Article 23-A (the "Martin Act") and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado proceeding, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado proceeding alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against either your Fund or any of the INVESCO Funds in any of these proceedings.

If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

In addition to the complaints described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain INVESCO Funds, AIM funds, INVESCO, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation;

injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. The following list identifies such lawsuits that have been served as of the date of this supplement:

         o JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, District of Colorado (Civil Action Number 03-F-2456), filed on December 4, 2003.

         o JOEL GOODMAN V. INVESCO FUNDS GROUP, INC., ET AL., in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003.

         o L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP PLC, INVESCO, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003.

         o EDWARD LOWINGER AND SHARON LOWINGER V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, ET AL., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003.

         o RICHARD RAVER V. INVESCO FUNDS GROUP, INC., ET AL., in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003.

More detailed information regarding each of the cases identified above is provided in each fund's statement of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AMVESCAP and related parties in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.

As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

The following information replaces the information appearing after item "(5)" of the second paragraph under the heading "REDEEMING SHARES - REDEMPTION" on page A-7 of the funds' prospectuses that include information on redemption fees:

         "(6) total or partial redemption of shares acquired through reinvestment of dividends and other distributions; or

          (7)     redemption initiated by a fund."